Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 19,590	R$ 15,732
Changes in property, plant and equipment [abstract]
Depreciation additions	(4,174)	(6,871)
Additions due to acquisitions		2,309
Disposals	(919)	(5,276)
Hyperinflation adjustment	(659)	5
Transfers	0
Exchange variations	575	(51)
Balance at end of period	14,413	19,590
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	34,717	30,120
Changes in property, plant and equipment [abstract]
Additions	3,004	14,339
Additions due to acquisitions		2,309
Disposals	(7,477)	(11,913)
Hyperinflation adjustment	18	139
Transfers	124
Exchange variations	(255)	(277)
Balance at end of period	30,131	34,717
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(15,127)	(14,388)
Changes in property, plant and equipment [abstract]
Depreciation additions	(7,178)	(7,468)
Additions due to acquisitions		0
Disposals	6,558	6,637
Hyperinflation adjustment	(677)	(134)
Transfers	(124)
Exchange variations	830	226
Balance at end of period	R$ (15,718)	R$ (15,127)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 366
Changes in property, plant and equipment [abstract]
Balance at end of period	288	R$ 366
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	724	1,169
Changes in property, plant and equipment [abstract]
Additions	62	0
Additions due to acquisitions		384
Disposals	(79)	(783)
Hyperinflation adjustment	0	(23)
Transfers	93
Exchange variations	0	(23)
Balance at end of period	800	724
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(358)	(597)
Changes in property, plant and equipment [abstract]
Depreciation additions	(98)	(148)
Additions due to acquisitions		0
Disposals	29	363
Hyperinflation adjustment	0	12
Transfers	(85)
Exchange variations	0	12
Balance at end of period	R$ (512)	R$ (358)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 507
Changes in property, plant and equipment [abstract]
Balance at end of period	347	R$ 507
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,607	2,177
Changes in property, plant and equipment [abstract]
Additions	2	0
Additions due to acquisitions		759
Disposals	0	(1,328)
Hyperinflation adjustment	0	0
Transfers	0
Exchange variations	0	(1)
Balance at end of period	1,609	1,607
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,100)	(1,086)
Changes in property, plant and equipment [abstract]
Depreciation additions	(163)	(251)
Additions due to acquisitions		0
Disposals	1	237
Hyperinflation adjustment	0	0
Transfers	0
Exchange variations	0	0
Balance at end of period	R$ (1,262)	R$ (1,100)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 13,993
Changes in property, plant and equipment [abstract]
Balance at end of period	11,159	R$ 13,993
Data processing equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	26,541	19,091
Changes in property, plant and equipment [abstract]
Additions	2,940	7,175
Additions due to acquisitions		1,161
Disposals	(6,636)	(863)
Hyperinflation adjustment	18	197
Transfers	(108)
Exchange variations	(255)	(220)
Balance at end of period	22,500	26,541
Data processing equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(12,548)	(9,061)
Changes in property, plant and equipment [abstract]
Depreciation additions	(4,902)	(4,590)
Additions due to acquisitions		0
Disposals	5,945	1,067
Hyperinflation adjustment	(677)	(163)
Transfers	11
Exchange variations	830	199
Balance at end of period	(11,341)	(12,548)
Right of use – leases
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,604
Changes in property, plant and equipment [abstract]
Balance at end of period	2,534	4,604
Right of use – leases | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	5,313	6,943
Changes in property, plant and equipment [abstract]
Additions	0	7,139
Additions due to acquisitions		0
Disposals	(184)	(8,769)
Hyperinflation adjustment	0	0
Transfers	0
Exchange variations	0	0
Balance at end of period	5,129	5,313
Right of use – leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(709)	(3,097)
Changes in property, plant and equipment [abstract]
Depreciation additions	(2,007)	(2,432)
Additions due to acquisitions		0
Disposals	121	4,820
Hyperinflation adjustment	0	0
Transfers	0
Exchange variations	0	0
Balance at end of period	R$ (2,595)	R$ (709)
Right of use – leases | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Right of use – leases | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	30.00%	30.00%
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 80
Changes in property, plant and equipment [abstract]
Balance at end of period	85	R$ 80
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	374	408
Changes in property, plant and equipment [abstract]
Additions	0	23
Additions due to acquisitions		0
Disposals	(272)	(57)
Hyperinflation adjustment	0	0
Transfers	(9)
Exchange variations	0	0
Balance at end of period	93	374
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(294)	(330)
Changes in property, plant and equipment [abstract]
Depreciation additions	(8)	(19)
Additions due to acquisitions		0
Disposals	237	55
Hyperinflation adjustment	0	0
Transfers	57
Exchange variations	0	0
Balance at end of period	(8)	(294)
Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	40
Changes in property, plant and equipment [abstract]
Balance at end of period		40
Other fixed assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	158	332
Changes in property, plant and equipment [abstract]
Additions	0	2
Additions due to acquisitions		5
Disposals	(306)	(113)
Hyperinflation adjustment	0	(35)
Transfers	148
Exchange variations	0	(33)
Balance at end of period	0	158
Other fixed assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(118)	(217)
Changes in property, plant and equipment [abstract]
Depreciation additions	0	(28)
Additions due to acquisitions		0
Disposals	225	95
Hyperinflation adjustment	0	17
Transfers	(107)
Exchange variations	0	15
Balance at end of period	R$ 0	R$ (118)
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%